9. LOANS PAYABLE: Schedule of Key terms of significant Loans (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Key terms of significant Loans

Loan / facility	Nature / Key terms	Interest rate	Maturity	Security / guarantee
SBA Loan	SBA loan assumed on acquisition of Ecker	3.75%	September 2051	Unsecured / per loan agreement
SBA Loan	SBA loan assumed on acquisition of Zoo Office	3.50%	December 2052	Unsecured / per loan agreement
GG Mars Capital, Inc. Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Star Financial Corporation Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Jennings Family Investments, Inc. LOC	Facility limit $10,000,000	8.00%	October 2034	Unsecured
LoneStella, LLC LOC Revolving Line of credit	Facility limit $10,000,000	8.00%	October 2034	Unsecured
Nancy Cowden LOC Revolving Line of credit	Facility limit $8,000,000	8.00%	October 2034	Unsecured
GG Mars Capital, Inc. debenture	Related party convertible debenture	10.00%	January 2027	Unsecured
Notes payable related to 2025 business combinations	Acquisition consideration payable	6% to 8%	Various through 2028	Per acquisition agreements